First Trust Smith Opportunistic Fixed Income ETF Shareholder Fees	Aug. 31, 2025
First Trust Smith Opportunistic Fixed Income ETF | First Trust Smith Opportunistic Fixed Income ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%